Other commitments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other commitments [Abstract]
Expense	€ 75	€ 89	€ 115
Total	€ 75	€ 89	€ 115